STOCK OPTIONS AND WARRANTS - Summary of stock option activity under plan (Details) (Stock Options, USD $)	1 Months Ended		12 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding		344,000	344,000		528,000
Number of Shares, Granted	21,000	1,994,000	2,017,000	[1]	6,000
Number of Shares, Exercised					(150,000)
Number of Shares, Forfeited			(62,000)		(40,000)
Number of Shares, Outstanding			2,299,000		344,000	528,000
Number of Shares, Exercisable			2,269,000		284,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price, Outstanding		$ 2.01	$ 2.01		$ 1.96
Weighted Average Exercise Price, Granted		$ 1.70	$ 1.70		$ 0.85
Weighted Average Exercise Price, Exercised					$ 1.25
Weighted Average Exercise Price, Forfeited			$ 2.19		$ 4.10
Weighted Average Exercise Price, Outstanding			$ 1.79		$ 2.01	$ 1.96
Weighted Average Exercise Price, Exercisable			$ 1.78		$ 1.88
Weighted Average Remaining Contractual Term, Granted (in years)			11 months 9 days		4 years 11 months 1 day
Weighted Average Remaining Contractual Term, Exercisable (in years)			1 year 6 months		5 years 5 months 1 day
Weighted Average Remaining Contractual Term, Outstanding (in years)			1 year 6 months 29 days		5 years 8 months 1 day	4 years 6 months 29 days
Aggregate Intrinsic Value, Outstanding		$ 13,860	$ 13,860		$ 207,060
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited
Aggregate Intrinsic Value, Outstanding			52,960		13,860	207,060
Aggregate Intrinsic Value, Exercisable			$ 52,960		$ 13,860

[1]	On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.